GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

NOTE 15:- GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA

a.	Summary information about geographical areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company’s business). The total revenues are attributed to geographic areas based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016, and property and equipment, net as of December 31, 2018 and 2017, by geographic area:

1.	Revenues based on the channel partners’ location:

	Year ended December 31,
	2018	2017	2016

Americas, principally U.S.	$892,426	$871,297	$847,458
Europe	717,205	674,987	627,524
Asia-Pacific, Middle-East and Africa	306,844	308,374	266,319

	$1,916,475	$1,854,658	$1,741,301

2.	Property and equipment, net:

	December 31,
	2018	2017

Israel	$71,641	$71,655
U.S.	3,463	2,782
Rest of the world	3,410	3,330

	$78,514	$77,767

b.	Summary information about product lines:

The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016 by product lines:

	Year ended December 31,
	2018	2017	2016

Product and licenses:
Network security Gateways	$468,509	$506,057	$516,254
Other *)	57,048	52,969	56,710

	525,557	559,026	572,964

Security subscriptions	542,323	480,352	389,885

Software updates and maintenance	848,595	815,280	778,452

Total revenues	$1,916,475	$1,854,658	$1,741,301

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.
c.	Financial income, net:

	Year ended December 31,
	2018	2017	2016

Financial income:
Interest income	$88,475	$74,900	$69,425
Realized gain on sale of marketable securities, net	-	-	2,993

	88,475	74,900	72,418

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	13,560	20,012	23,388
Realized loss on sale of marketable securities, net	1,803	176	-
Foreign currency re-measurement loss	5,719	5,555	2,658
Others	2,327	2,128	1,970

	23,409	27,871	28,016

	$65,066	$47,029	$44,402